UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09945


                           CDC Nvest Companies Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
--------------------------------------------------------------------------------
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31, 2004

Date of reporting period: October 31, 2004

ITEM I      SCHEDULE OF INVESTMENTS
INVESTMENTS AS OF OCTOBER 31, 2004 -- (UNAUDITED)


   Shares       Description                                                                                   Value (a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 98.8% of Total Net Assets
                LODGING & GAMING -- 3.2%
                Hotels & Motels -- 3.2%
      95,200    Hilton Hotels Corp.                                                                      (b)  1,894,480
      21,500    Starwood Hotels & Resorts Worldwide, Inc.                                                     1,026,195
                                                                                                             -----------
                                                                                                              2,920,675
                                                                                                             -----------
                REAL ESTATE -- 1.7%
                Office -- 1.7%
      45,000    Brookfield Properties Corp.                                                              (b)  1,528,650
                                                                                                             -----------

                REAL ESTATE INVESTMENT TRUSTS -- 93.9%
                REITs - Apartments -- 17.7%
      38,000    Apartment Investment & Management Co., Class A                                           (b)  1,394,220
     103,000    Archstone Smith Trust                                                                    (b)  3,455,650
      63,500    AvalonBay Communities, Inc.                                                              (b)  4,157,345
      33,500    Camden Property Trust                                                                         1,520,900
     124,000    Equity Residential Properties Trust                                                           4,135,400
      14,000    Summit Properties, Inc.                                                                         424,620
      47,200    United Dominion Realty Trust, Inc.                                                       (b)    994,976
                                                                                                             -----------
                                                                                                             16,083,111
                                                                                                             -----------
                REITS - DIVERSIFIED -- 7.8%
     125,000    Catellus Development Corp.                                                                    3,605,000
      24,500    iStar Financial, Inc.                                                                         1,014,790
      36,000    Vornado Realty Trust                                                                          2,419,200
                                                                                                             -----------
                                                                                                              7,038,990
                                                                                                             -----------
                REITS - HEALTHCARE -- 2.4%
      38,500    Healthcare Realty Trust, Inc.                                                                 1,553,475
      55,500    Omega Healthcare Investors, Inc.                                                                625,485
                                                                                                             -----------
                                                                                                              2,178,960
                                                                                                             -----------
                REITS - HOTELS -- 0.3%
      20,000    Strategic Hotel Capital, Inc.                                                                   286,800
                                                                                                             -----------

                REITS - INDUSTRIAL -- 11.9%
      60,600    AMB Property Corp.                                                                            2,272,500
      31,800    Duke Realty Corp.                                                                             1,084,380
      15,000    First Potomac Realty Trust                                                                      303,300
      85,000    Liberty Property Trust                                                                        3,446,750
      93,500    ProLogis Trust                                                                                3,644,630
                                                                                                             -----------
                                                                                                             10,751,560
                                                                                                             -----------
                REITS - LODGING/RESORTS -- 3.9%
      15,000    Hospitality Properties Trust                                                                    642,750
     200,300    Host Marriott Corp.                                                                      (b) (2,914,365
                                                                                                             -----------
                                                                                                              3,557,115
                                                                                                             -----------
                REITS - MANUFACTURED HOMES -- 0.7%
      25,200    Affordable Residential Communities, Inc.                                                        328,104
       9,000    Sun Communities, Inc.                                                                           349,830
                                                                                                             -----------
                                                                                                                677,934
                                                                                                             -----------
                REITS - OFFICE -- 14.9%
      21,000    BioMed Realty Trust, Inc.                                                                       381,780
      79,500    Boston Properties, Inc.                                                                       4,747,740
      17,500    CarrAmerica Realty Corp.                                                                        564,025
      25,300    Corporate Office Properties Trust V                                                             693,726
     113,000    Equity Office Properties Trust                                                                3,177,560
      36,000    Highwoods Properties, Inc.                                                                      893,160
      37,300    Kilroy Realty Corp.                                                                           1,482,675
      43,000    Prentiss Properties Trust                                                                     1,547,140
                                                                                                             -----------
                                                                                                             13,487,806
                                                                                                             -----------
                REITS - OFFICE/INDUSTRIAL -- 1.2%
      24,000    PS Business Parks, Inc.                                                                       1,054,080
                                                                                                             -----------

                REITS - REGIONAL MALLS -- 17.1%
      70,000    General Growth Properties, Inc.                                                               2,309,300
      40,000    Macerich Co. (The)                                                                            2,390,000
      51,000    Rouse Co. (The)                                                                               3,401,700
     102,500    Simon Property Group, Inc.                                                                    5,977,800
      51,000    Taubman Centers, Inc.                                                                         1,463,700
                                                                                                             -----------
                                                                                                             15,542,500
                                                                                                             -----------
                REITS - SELF STORAGE -- 3.8%
      41,500    Public Storage, Inc.                                                                          2,168,375
      31,500    Shurgard Storage Centers, Inc., Class A                                                       1,250,550
                                                                                                             -----------
                                                                                                              3,418,925
                                                                                                             -----------
                REITS - SHOPPING CENTERS -- 12.2%
      68,000    Developers Diversified Realty Corp.                                                      (b)  2,842,400
      34,500    Federal Realty Investment Trust                                                               1,637,025
      16,000    Inland Real Estate Corp.                                                                 (b)    240,640
      35,000    Kimco Realty Corp.                                                                            1,909,250
      24,000    Kite Realty Group Trust                                                                         316,800
      19,000    Pan Pacific Retail Properties, Inc.                                                           1,076,350
       9,500    Realty Income Corp.                                                                             455,905
      52,000    Regency Centers Corp.                                                                         2,540,720
                                                                                                             -----------
                                                                                                             11,019,090
                                                                                                             -----------
                                                                                                             -----------
                Total Real Estate Investment Trusts                                                          85,096,871
                                                                                                             -----------
                Total Common Stocks (Identified Cost $68,486,474)                                            89,546,196
                                                                                                             -----------
                                                                                                             -----------



   Units
----------------
-----------------------------------------------------------------------------------------------------
Warrants -- 0.0%
                REITS - REGIONAL MALLS -- 0.0%
       7,000    General Growth Properties, Inc.                                                          (c)          0
                                                                                                             -----------

                Total Warrants (Identified Cost $0)                                                                   0
                                                                                                             -----------
                                                                                                             -----------



 Principal
   Amount
----------------
----------------------------------------------------------------------------------------------------
Short Term Investments -- 17.9%

$  1,176,467    Repurchase  Agreement  with  Investors  Bank & Trust  Co.  dated
                10/29/2004  at  1.27%  to  be   repurchased at $1,176,467176,592
                on 11/01/2004, collateralized by $1,240,136 Federal National
                Mortgage Association, 5.733%, due 6/01/2024 valued at $1,235,292                              1,176,467
     848,267    Bank of America, 1.77%, due 12/03/2004                                                   (d)    848,267
     848,266    Bank of America, 1.77%, due 1/18/2005                                                    (d)    848,266
     677,917    Bank of Montreal, 1.88%, due 11/24/2004                                                  (d)    677,917
     848,267    Bank of Nova Scotia, 1.76%, due 11/12/2004                                               (d)    848,267
     967,024    BGI Institutional Money Market Fund                                                      (d)    967,024
     678,613    BNP Paribas, 1.80%, due 11/23/2004                                                       (d)    678,613
     848,267    Calyon, 1.80%, due 11/01/2004                                                            (d)    848,267
   1,005,111    Calyon, 1.70%, due 11/24/2004                                                            (d)  1,005,111
     169,653    Den Danske Bank, 1.81%, due 11/15/2004                                                   (d)    169,653
     508,960    Dexia Group, 2.04%, due 1/21/2005                                                        (d)    508,960
     508,960    Falcon Asset Securitization Corp, 1.783%, due 11/04/2004                                 (d)    508,960
     339,307    Freddie Mac, 1.732%, due 11/10/2004                                                      (d)    339,307
     508,960    Grampian Funding LLC, 1.783%, due 11/08/2004                                             (d)    508,960
     339,307    HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                                     (d)    339,307
     678,613    Keybank, 1.813%, due 11/01/2004                                                          (d)    678,613
     296,479    Merrill  Lynch Premier Institutional Fund                                                (d)    296,479
   1,357,227    Merrimac Cash Fund-Premium Class                                                         (d)  1,357,227
   1,357,227    Royal Bank of Canada, 1.78%, due 11/10/2004                                              (d)  1,357,227
      50,896    Royal Bank of Scotland, 1.67%, due 11/02/2004                                            (d)     50,896
   1,153,643    Royal Bank of Scotland, 1.88%, due 12/23/2004                                            (d)  1,153,643
     164,394    Silver Tower US Funding, 1.866%, due 12/03/2004                                          (d)    164,394
     339,307    Toronto Dominion Bank, 1.70%, due 11/08/2004                                             (d)    339,307
     508,960    Wells Fargo, 1.87%, due 11/22/2004                                                       (d)    508,960
                                                                                                             -----------
                Total Short Term Investments (Identified Cost $16,180,092)                                   16,180,092
                                                                                                             -----------
                                                                                                             -----------

                Total Investments -- 116.7% (Identified Cost $84,666,566) (e)                               105,726,288
                Other assets less liabilities -- (16.7%)                                                    (15,134,993)
                                                                                                             -----------
                Total Net Assets -- 100%                                                                    $90,591,295
                                                                                                             ===========

(a) Security Valuation. Equity securities for which market quotations are readily availabdureseapprovedabymarket price on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser pursuant to procedures approved by the Board of Trustees.

     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occuring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Fund's Board of Trustees.

(b) All or a portion of this security was on loan to brokers at October 31, 2004.
(c)  Non-income producing security.
(d)  Represents investments of securities lending collateral.
(e)  Federal Tax Information:


     At October 31, 2004, the net  unrealized  appreciation  on investments  based on cost of $85,168,038 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                                             $20,812,238
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                                                (253,988)
                                                                                                           -----------
     Net unrealized appreciation                                                                           $20,558,250
                                                                                                           ===========

REITs Real Estate Investment Trusts

ITEM 2.     CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  AEW Real Estate Fund

                                  By: /S/ JOHN T. HAILER
                                    --------------------------------------------

                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  AEW Real Estate Fund


                                  By: /S/ JOHN T. HAILER
                                    --------------------------------------------

                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 20, 2004


                                  By: /S/ MICHAEL KARDOK
                                    --------------------------------------------
                                  Name:    Michael Kardok
                                  Title:   Treasurer
                                  Date:    December 21, 2004

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.


                                                                  Exhibit (a)(1)
                              AEW REAL ESTATE FUND
                             EXHIBIT TO SEC FORM N-Q
                           SECTION 302 CERTIFICATIONS

I, John T. Hailer, certify that:

1.       I have reviewed this report on Form N-Q of AEW Real Estate Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the schedules of investments included in this report fairly present in all materials respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.   [Reserved]

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    December 21, 2004

                                            /S/JOHN T. HAILER
                                            John T. Hailer
                                            President & Chief Executive Officer

                                                                  Exhibit (a)(2)
                              AEW REAL ESTATE FUND
                             EXHIBIT TO SEC FORM N-Q
                           SECTION 302 CERTIFICATIONS

I, Michael Kardok, certify that:

1.   I have reviewed this report on Form N-Q of AEW Real Estate Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the schedules of investments included in this report fairly present in all materials respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such discosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.   [Reserved]

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    December 21, 2004

                                            /S/MICHAEL KARDOK
                                            Michael Kardok
                                            Treasurer
                                            AEW Real Estate Fund